18. Subsequent Events	3 Months Ended	12 Months Ended
	Jun. 30, 2018	Mar. 31, 2018
Subsequent Events [Abstract]
18. Subsequent Events

Sale of Common Stock

On December 8, 2017, the Company entered into an At Market Issuance Sales Agreement, with B. Riley FBR, Inc. under which the Company may issue and sell shares of common stock having an aggregate offering price of up to $5,000,000 from time to time through B. Riley acting as its sales agent. The Company will pay B. Riley a commission rate equal to 3.0% of the gross proceeds from the sale of any shares of common stock sold through B. Riley as agent. From July 1, 2018 through August 6, 2018, the Company sold 6,695 shares of common stock for gross proceeds of $16,000 and net proceeds of $15,500 after deducting commissions and other offering expenses.

On October 4, 2018, the Company sold 113,000 shares of common stock, at a price of $2.39 per share, through its At Market Issuance Sales Agreement and generated gross proceeds of $270,000. Those sales were made in reliance upon the Company's S-3 shelf registration statement. However, due to the size of the Company's market capitalization, the limitations applicable to S-3 shelf registration statements set out in instruction I.B.6 of the Form S-3 registration statement limited the amount of securities that the Company is permitted to offer and sell under the S-3 shelf registration statement during a twelve month period to one-third of the aggregate market value of common stock held by non-affiliates. Following the sale, the Company concluded that the sale exceeded these limitations. If claims or suits for rescission are successfully asserted against the Company, the Company may be required to rescind some or all of the sales, and to pay interest thereon. The Company could also be subject to investigation and/or enforcement by the SEC and state securities regulators, and the Company could be subject to penalties imposed by them.

Common Stock Issued to Service Provider

On July 12, 2018, the Company issued 17,741 shares of common stock at a price of $2.48 per share to a service provider.

Stock Options Grants

On July 20, 2018, the Company awarded the CEO and CFO each 67,733 stock options as a bonus for fiscal year 2018. The options have an exercise price of $2.41 per share.

Increase in Authorized Shares

Effective September 13, 2018, we filed a certificate of amendment with the Secretary of State of the State of Delaware in order to effect an increase of the total number of shares of our common stock we are authorized to issue to 24,000,000.

At the annual meeting, our stockholders approved an amendment to our Restated Certificate of Incorporation, as amended, to increase the number of authorized common stock, $0.0001 par value per share, to a total number of 24,000,000 shares.

NOTE 18 – Subsequent Events

At Market Sales Issuance

On December 8, 2017, the Company entered into an At Market Issuance Sales Agreement, with B. Riley FBR, Inc. under which the Company may issue and sell shares of common stock having an aggregate offering price of up to $5,000,000 from time to time through B. Riley acting as its sales agent. The Company will pay B. Riley a commission rate equal to 3.0% of the gross proceeds from the sale of any shares of common stock sold through B. Riley as agent. From April 1, 2018 through June 11, 2018, the Company sold 245,132 shares of common stock for gross proceeds of $946,000 and net proceeds of $916,000 after deducting commissions and other offering expenses.